The Munder Funds                   The Munder Funds
Supplement Dated October   Supplement Dated October
18, 2001                                   18, 2001
to Prospectus Dated             to Prospectus Dated
October 27, 2000                   October 27, 2000
As Restated February 26,       Class A, B, C and II
2001                                     Shares of:
(All Funds Except Power
Plus)

to Prospectus Dated
February 26, 2001
(Power Plus) Class A, B,
C and II Shares of:

Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund,
                             Munder Equity Income
Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly
                                 Munder Equity
Selection Fund), Munder Future Technology Fund, Munder International Equity
                                 Fund, Munder
International NetNet Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select
                                Fund (formerly
Munder Growth Opportunities Fund), Munder Multi-Season Growth Fund, Munder
                              NetNet Fund, Munder
Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap
                              Value Fund, Munder
Small Company Growth Fund, Munder Framing Emerging Markets Fund, Munder Framing
                                    Global
         Financial Services Fund, Munder Framing Health care Fund, and
                   Munder Framing International Growth Fund

Effective October 15, 2001, Munder Capital Management, a Delaware general partnership ("Munder Capital"), acquired its wholly-owned subsidiary World Asset Management, L.L.C. As a result of the merger, Munder Capital became the investment advisor to the International Equity Fund. The newly formed World Asset Management division of Munder Capital will be responsible for managing the International Equity Fund. The investment goal and strategies of the International Equity Fund will remain unchanged.

SUPPROABC&II1001

The Munder Funds                   The Munder Funds
Supplement Dated October   Supplement Dated October
18, 2001                                   18, 2001
to Prospectus Dated             to Prospectus Dated
October 27, 2000                   October 27, 2000
As Restated February 26,         Class K Shares of:
2001
(All Funds Except Power
Plus)

to Prospectus Dated
February 26, 2001
(Power Plus) Class K
Shares of:

Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund,
                             Munder Equity Income
Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly
                                 Munder Equity
Selection Fund), Munder Future Technology Fund, Munder International Equity
                                 Fund, Munder
International NetNet Fund, Munder Index 500 Fund, Munder Micro-Cap Equity Fund,
                                 Munder MidCap
Select Fund (formerly Munder Growth Opportunities Fund), Munder Multi-Season
                              Growth Fund, Munder
Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap
                              Value Fund, Munder
Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder
                              Framlington Global
Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington
                             International Growth
Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International
                               Bond Fund, Munder
U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder
                              Tax-Free Bond Fund,
Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund,
                             Munder Tax-Free Money
            Market Fund and Munder U.S. Treasury Money Market Fund

Effective October 15, 2001, Munder Capital Management, a Delaware general partnership ("Munder Capital"), acquired its wholly-owned subsidiary World Asset Management, L.L.C. As a result of the merger, Munder Capital became the investment advisor to the International Equity Fund and Index 500 Fund. The newly formed World Asset Management division of Munder Capital will be responsible for managing the International Equity Fund and Index 500 Fund. The investment goal and strategies of each of the International Equity Fund and the Index 500 Fund will remain unchanged.

SUPPROK1001

The Munder Funds                   The Munder Funds
Supplement Dated October   Supplement Dated October
18, 2001                                   18, 2001
to Prospectus Dated             to Prospectus Dated
October 27, 2000                   October 27, 2000
As Restated February 26,         Class Y Shares of:
2001
(All Funds Except Power
Plus)

to Prospectus Dated
February 26, 2001
(Power Plus) Class Y
Shares of:

Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund,
                             Munder Equity Income
Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly
                                 Munder Equity
Selection Fund), Munder Future Technology Fund, Munder International Equity
                                 Fund, Munder
International NetNet Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select
                                Fund (formerly
Munder Growth Opportunities Fund), Munder Multi-Season Growth Fund, Munder
                              NetNet Fund, Munder
Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap
                              Value Fund, Munder
Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder
                              Framlington Global
Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington
                             International Growth
Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International
                               Bond Fund, Munder
U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder
                              Tax-Free Bond Fund,
Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund,
                              Munder Money Market
Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market
                                     Fund

Effective October 15, 2001, Munder Capital Management, a Delaware general partnership ("Munder Capital"), acquired its wholly-owned subsidiary World Asset Management, L.L.C. As a result of the merger, Munder Capital became the investment advisor to the International Equity Fund. The newly formed World Asset Management division of Munder Capital will be responsible for managing the International Equity Fund. The investment goal and strategies of the International Equity Fund will remain unchanged.

SUPPROY1001

The Munder Funds                   The Munder Funds
Supplement Dated October   Supplement Dated October
18, 2001                                   18, 2001
to Prospectus Dated             to Prospectus Dated
October 27, 2000                   October 27, 2000
As Restated February 26,    Class A, B and C Shares
2001                                            of:
Class A, B and C Shares
of:

                           The Munder Index 500 Fund

Effective October 15, 2001, Munder Capital Management, a Delaware general partnership ("Munder Capital"), acquired its wholly-owned subsidiary World Asset Management, L.L.C. As a result of the merger, Munder Capital became the investment advisor to the Index 500 Fund. The newly formed World Asset Management division of Munder Capital will be responsible for managing the Index 500 Fund. The investment goal and strategies of the Index 500 Fund will remain unchanged.

SUPPROINDEXAB1001

The Munder Funds                   The Munder Funds
Supplement Dated October   Supplement Dated October
18, 2001                                   18, 2001
to Prospectus Dated             to Prospectus Dated
October 27, 2000                   October 27, 2000
As Restated February 26,         Class Y Shares of:
2001
Class Y Shares of:

                           The Munder Index 500 Fund

Effective October 15, 2001, Munder Capital Management, a Delaware general partnership ("Munder Capital"), acquired its wholly-owned subsidiary World Asset Management, L.L.C. As a result of the merger, Munder Capital became the investment advisor to the Index 500 Fund. The newly formed World Asset Management division of Munder Capital will be responsible for managing the Index 500 Fund. The investment goal and strategies of the Index 500 Fund will remain unchanged.

SUPPROINDEXY1001